UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Government Fund Fidelity® Limited Term Government Fund : FFXSX

This annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending November 30, 2024, helped by a notable gain during the summer months as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18, and continued with a 25-basis-point reduction on November 7.
•Against this backdrop, an underweight in government agency debentures detracted from the fund's performance versus the benchmark, the Bloomberg U.S. 1-5 Year Government Bond Index, for the fiscal year.
•In contrast, timely adjustments to the fund's duration (interest-rate sensitivity) contributed to relative performance the past 12 months.
•An overweight in agency commercial mortgage-backed securities was modestly helpful, as were larger-than-benchmark exposures to reverse mortgage securities and 20-year mortgage-backed securities.
•Exposure to cash flows based on the Secured Overnight Financing Rate also lifted the fund's relative result this period.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Government Fund	4.85%	0.63%	0.94%
Bloomberg U.S. 1-5 Year Government Bond Index	5.01%	1.05%	1.32%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$196,928,167
Number of Holdings	239
Total Advisory Fee	$469,234
Portfolio Turnover	75%
What did the Fund invest in?
(as of November 30, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	4.5
1 - 1.99%	6.9
2 - 2.99%	18.0
3 - 3.99%	26.5
4 - 4.99%	35.5
5 - 5.99%	2.4
6 - 6.99%	0.7
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	71.8
Freddie Mac Multifamily Structured pass-thru certificates	14.2
Fannie Mae Guaranteed REMICS	1.7
Fannie Mae Mortgage pass-thru certificates	1.7
Uniform Mortgage Backed Securities	1.6
FREMF Mortgage Trust	1.2
Freddie Mac Gold Pool	0.9
Ginnie Mae Mortgage pass-thru certificates	0.8
Freddie Mac Multiclass Mortgage participation certificates	0.3
Ginnie Mae REMIC pass-thru certificates	0.1
94.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914101.100    662-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Advisor Series IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Limited Term Government Fund (the “Fund”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Limited Term Government Fund	$54,300	$4,400	$9,500	$1,900

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Limited Term Government Fund	$54,500	$4,700	$9,500	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,306,900	$14,402,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Limited Term Government Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Government Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 71.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 71.8%
U.S. Treasury Notes:
0.25% 10/31/25	220,000	211,924
0.375% 12/31/25	1,226,000	1,174,996
0.75% 3/31/26	939,000	896,378
0.75% 8/31/26	6,957,000	6,553,711
1.125% 10/31/26	800,000	755,094
1.25% 12/31/26	7,119,000	6,708,545
1.5% 1/31/27	1,144,000	1,081,169
1.625% 9/30/26	552,000	527,203
2.5% 3/31/27	15,200,000	14,650,180
2.75% 7/31/27	6,310,000	6,089,889
3.5% 9/30/26	1,280,000	1,264,050
3.5% 9/30/29	11,130,000	10,842,185
3.625% 3/31/28	2,250,000	2,215,459
3.625% 5/31/28	2,400,000	2,361,563
3.875% 1/15/26	4,120,000	4,100,366
3.875% 11/30/27	4,110,000	4,082,065
3.875% 12/31/27	10,479,000	10,406,126
4% 1/15/27	1,050,000	1,046,268
4% 2/29/28	3,140,000	3,127,980
4% 7/31/29	1,240,000	1,234,833
4% 10/31/29	2,320,000	2,309,850
4% 1/31/31	380,000	377,373
4.125% 10/31/26 (b)	11,930,000	11,913,223
4.125% 2/15/27	8,140,000	8,131,097
4.125% 10/31/27	6,500,000	6,502,539
4.125% 3/31/29	530,000	530,207
4.125% 3/31/31	270,000	269,895
4.25% 3/15/27	1,430,000	1,432,737
4.25% 6/30/29	5,430,000	5,463,811
4.25% 2/28/31	2,440,000	2,455,727
4.375% 12/15/26	150,000	150,527
4.375% 11/30/30	1,549,000	1,569,270
4.875% 4/30/26	10,000,000	10,080,078
4.875% 10/31/28	10,612,000	10,898,027
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,488,121)		141,414,345

U.S. Government Agency - Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.6%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 6.999% 10/1/35 (c)(d)	2,228	2,260
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	943	962
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (c)(d)	442	449
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.975% 2/1/44 (c)(d)	2,057	2,107
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (c)(d)	651	663
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	3,813	3,893
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.101% 2/1/44 (c)(d)	5,466	5,593
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.175% 4/1/44 (c)(d)	10,109	10,369
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	5,551	5,707
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (c)(d)	3,936	4,024
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 6.887% 11/1/36 (c)(d)	3,821	3,893
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.670% 6.711% 3/1/33 (c)(d)	1,719	1,749
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.062% 5/1/36 (c)(d)	537	548
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.556% 7/1/35 (c)(d)	668	683
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.994% 2/1/37 (c)(d)	9,843	10,095
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 1/1/42 (c)(d)	12,121	12,462
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (c)(d)	5,375	5,516
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (c)(d)	7,779	7,966
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.522% 8/1/35 (c)(d)	4,358	4,428
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.510% 7.26% 2/1/33 (c)(d)	779	783
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 12/1/34 (c)(d)	949	958
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 3/1/35 (c)(d)	840	847
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.540% 6.67% 4/1/33 (c)(d)	10,938	11,038
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.550% 7.08% 10/1/33 (c)(d)	895	903
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.560% 7.315% 7/1/35 (c)(d)	504	508
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.958% 7/1/36 (c)(d)	4,663	4,724
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	726	737
U.S. TREASURY 1 YEAR INDEX + 2.280% 7.249% 10/1/33 (c)(d)	1,264	1,285
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.46% 12/1/32 (c)(d)	31,602	32,209
2% 2/1/28	51,958	50,300
3% 10/1/40 to 2/1/52 (e)	544,467	490,674
3.5% 9/1/33 to 3/1/52	231,011	221,443
4% 7/1/46 to 10/1/46	759,446	725,371
4.5% 11/1/25 to 6/1/41	153,170	151,358
5% 10/1/52 to 12/1/52 (f)	733,374	727,581
5.5% 8/1/25	92	92
6% to 6% 1/1/34 to 6/1/53 (e)	635,034	651,984
6.5% 7/1/32 to 8/1/36	91,449	94,876
TOTAL FANNIE MAE		3,251,038
Freddie Mac - 1.0%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.294% 9/1/41 (c)(d)	20,113	20,516
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.88% 10/1/41 (c)(d)	26,983	27,589
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 7.17% 10/1/42 (c)(d)	8,440	8,658
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 7.658% 3/1/33 (c)(d)	79	80
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.905% 7/1/36 (c)(d)	3,564	3,645
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.660% 7.415% 7/1/35 (c)(d)	8,027	8,081
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.860% 7.255% 10/1/36 (c)(d)	8,409	8,509
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.990% 7.162% 10/1/35 (c)(d)	6,145	6,233
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.010% 7.135% 5/1/37 (c)(d)	1,381	1,405
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 3.040% 8.549% 10/1/35 (c)(d)	169	173
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.821% 6/1/33 (c)(d)	8,289	8,361
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.968% 4/1/34 (c)(d)	17,222	17,449
U.S. TREASURY 1 YEAR INDEX + 2.540% 7.588% 7/1/35 (c)(d)	6,295	6,420
3% 9/1/34 to 3/1/52	377,110	349,232
3.5% 7/1/32	83,883	80,649
5% 9/1/35 to 12/1/52 (e)(f)	606,262	601,260
5.5% 9/1/52	396,926	400,321
6.5% 10/1/53	369,862	383,454
TOTAL FREDDIE MAC		1,932,035
Ginnie Mae - 0.1%
6% 6/15/36	94,444	97,096
3.5% 2/20/50	8,235	7,578
5.47% 8/20/59 (c)(g)	102	99
TOTAL GINNIE MAE		104,773
Uniform Mortgage Backed Securities - 3.2%
2% 12/1/39 (h)	250,000	224,160
2% 12/1/54 (h)	425,000	340,730
2% 12/1/54 (h)	575,000	460,988
2% 12/1/54 (h)	500,000	400,859
2% 12/1/54 (h)	400,000	320,688
2% 12/1/54 (h)	850,000	681,461
2% 12/1/54 (h)	900,000	721,547
2% 1/1/55 (h)	900,000	722,426
2.5% 12/1/54 (h)	50,000	41,859
2.5% 12/1/54 (h)	75,000	62,789
2.5% 12/1/54 (h)	750,000	627,891
2.5% 12/1/54 (h)	100,000	83,719
2.5% 12/1/54 (h)	100,000	83,719
2.5% 1/1/55 (h)	1,075,000	900,774
3% 12/1/39 (h)	550,000	517,730
3% 12/1/54 (h)	50,000	43,566
3% 12/1/54 (h)	50,000	43,566
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,278,472
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,613,630)		11,566,318

Collateralized Mortgage Obligations - 4.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	143,314	142,594
U.S. Government Agency - 4.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 5.8285% 8/25/31 (c)(d)	9,269	9,352
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.5128% 11/18/31 (c)(d)	9,363	9,348
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.8485% 4/25/32 (c)(d)	1,949	1,965
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.2985% 11/25/32 (c)(d)	13,855	13,857
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.8485% 11/25/32 (c)(d)	3,992	4,026
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 5.7785% 6/25/36 (c)(d)	121,345	122,439
sequential payer:
Series 2004-52 Class KZ, 5.5% 7/25/34	190,269	190,763
Series 2022-1 Class KA, 3% 5/25/48	139,432	126,584
Series 2022-13 Class MA, 3% 5/25/44	555,243	521,309
Series 2022-3 Class N, 2% 10/25/47	1,087,435	949,555
Series 2022-35 Class CK, 4% 3/25/47	1,193,700	1,141,266
Series 2022-7 Class A, 3% 5/25/48	198,317	179,750
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 5.7685% 3/25/36 (c)(d)	84,295	85,069
Series 2011-67 Class AI, 4% 7/25/26 (i)	1,020	13
Freddie Mac:
floater:
Series 2448 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.9201% 3/15/32 (c)(d)	9,654	9,731
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.3201% 11/15/32 (c)(d)	9,419	9,406
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.5201% 2/15/32 (c)(d)	5,169	5,176
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 5.8201% 2/15/33 (c)(d)	29,619	29,841
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.3201% 3/15/34 (c)(d)	35,184	34,965
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	274,573	224,491
Series 2022-5213 Class JM, 3.5% 9/25/51	423,374	404,395
Series 2022-5214 Class CG, 3.5% 4/25/52	178,202	167,525
Series 2022-5220 Class PK, 3.5% 1/25/51	171,891	160,846
Series 2022-5224 Class DQ, 3.75% 8/25/44	240,662	229,489
Series 3415 Class PC, 5% 12/15/37	15,119	15,121
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,008	2,019
Series 2004-2802 Class ZG, 5.5% 5/15/34	164,036	166,158
Series 2020-5018 Class LC, 3% 10/25/40	74,286	67,036
Series 2022-5189 Class DA, 2.5% 5/25/49	119,277	103,547
Series 2022-5190 Class BA, 2.5% 11/25/47	103,474	91,841
Series 2022-5197 Class DA, 2.5% 11/25/47	78,537	69,797
Series 2022-5198 Class BA, 2.5% 11/25/47	410,245	367,421
Series 2022-5202 Class LB, 2.5% 10/25/47	84,288	74,972
Series 2145 Class MZ, 6.5% 4/15/29	27,625	27,974
Series 2357 Class ZB, 6.5% 9/15/31	26,765	27,318
Series 3859 Class JZ, 5% 5/15/41	220,147	220,662
Series 2021-5083 Class VA, 1% 8/15/38	806,299	761,938
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.2207% 7/20/37 (c)(d)	23,734	23,624
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.2007% 1/20/38 (c)(d)	6,128	6,093
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 5.5807% 8/20/38 (c)(d)	47,995	48,458
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 5.6207% 9/20/38 (c)(d)	34,755	35,135
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 5.325% 11/16/39 (c)(d)	30,919	30,849
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.255% 12/16/39 (c)(d)	18,232	18,151
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.271% 8/20/60 (c)(d)(g)	160,455	159,841
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.351% 12/20/60 (c)(d)(g)	60,487	60,259
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 12/20/60 (c)(d)(g)	57,042	56,963
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 2/20/61 (c)(d)(g)	55,820	55,730
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.461% 2/20/61 (c)(d)(g)	63,433	63,306
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 4/20/61 (c)(d)(g)	55,987	55,913
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.471% 5/20/61 (c)(d)(g)	54,748	54,651
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.471% 5/20/61 (c)(d)(g)	51,371	51,296
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.501% 6/20/61 (c)(d)(g)	60,908	60,854
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.571% 10/20/61 (c)(d)(g)	56,537	56,531
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.671% 11/20/61 (c)(d)(g)	76,193	76,278
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.671% 1/20/62 (c)(d)(g)	37,966	38,014
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.601% 1/20/62 (c)(d)(g)	71,929	71,953
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.601% 3/20/62 (c)(d)(g)	33,015	33,004
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 5.621% 5/20/61 (c)(d)(g)	1,514	1,512
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.251% 5/20/63 (c)(d)(g)	2,085	2,064
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.171% 4/20/63 (c)(d)(g)	1,974	1,955
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.371% 12/20/62 (c)(d)(g)	3,536	3,510
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	79,704	77,481
Series 2017-134 Class BA, 2.5% 11/20/46	26,967	24,234
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	24,166	23,934
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	456,109	440,951
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	11,265	10,910
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.41% 5/20/66 (c)(d)(g)	65,580	65,196
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.26% 8/20/66 (c)(d)(g)	115,452	114,750
TOTAL U.S. GOVERNMENT AGENCY		8,450,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,461,176)		8,592,959

Commercial Mortgage Securities - 14.0%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.3995% 4/25/29 (c)(d)	1,199,822	1,203,123
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	394,815	393,510
Series 2015-K049 Class A2, 3.01% 7/25/25	251,347	248,617
Series 2015-K050 Class A2, 3.334% 8/25/25 (c)	990,127	980,479
Series 2015-KPLB Class A, 2.77% 5/25/25	680,000	672,639
Series 2016-K052 Class A2, 3.151% 11/25/25	2,215,675	2,185,622
Series 2016-K055 Class A2, 2.673% 3/25/26	1,194,585	1,166,749
Series 2016-K057 Class A2, 2.57% 7/25/26	1,000,000	971,619
Series 2017-K066 Class A2, 3.117% 6/25/27	170,000	164,605
Series 2018-K731 Class A2, 3.6% 2/25/25	110,483	110,017
Series 2018-K732 Class A2, 3.7% 5/25/25	851,497	846,361
Series 2018-K733 Class A2, 3.75% 8/25/25	1,021,138	1,012,884
Series 2019-K735 Class A2, 2.862% 5/25/26	579,317	566,016
Series 2019-K736 Class A2, 2.282% 7/25/26	1,097,832	1,063,351
Series 2020-K739 Class A2, 1.336% 9/25/27	3,500,000	3,237,785
Series 2022-K747 Class A2, 2.05% 11/25/28	300,000	274,071
Series K058 Class A2, 2.653% 8/25/26	1,200,000	1,163,253
Series K065 Class A2, 3.243% 4/25/27	900,000	875,110
Series K073 Class A2, 3.35% 1/25/28	199,980	193,614
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	300,000	292,822
Series K048 Class A2, 3.284% 6/25/25 (c)	4,937,045	4,900,053
Series K053 Class A2, 2.995% 12/25/25	1,300,000	1,280,839
Series K063 Class A2, 3.43% 1/25/27	400,000	391,553
Series K734 Class A2, 3.208% 2/25/26	495,904	488,836
Freddie Mac Multiclass Mortgage participation certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	130,511	129,905
Series K044 Class A2, 2.811% 1/25/25	476,814	474,778
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (j)	2,400,000	2,364,372
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,588,934)		27,652,583

Money Market Funds - 12.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (k)	12,818,079	12,820,643
Fidelity Securities Lending Cash Central Fund 4.64% (k)(l)	11,572,669	11,573,826
TOTAL MONEY MARKET FUNDS (Cost $24,394,468)		24,394,469

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to pay a fixed rate of 3.694% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	4,300,000	152,930

Call Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	4,300,000	165,646

TOTAL PURCHASED SWAPTIONS (Cost $347,656)			318,576

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $214,893,985)	213,939,250
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(17,011,083)
NET ASSETS - 100.0%	196,928,167

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 12/1/39	(250,000)	(224,160)
2% 12/1/54	(900,000)	(721,547)
2% 12/1/54	(900,000)	(721,547)
2.5% 12/1/54	(1,075,000)	(899,977)
3% 12/1/39	(550,000)	(517,730)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,037,346)		(3,084,961)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	Mar 2025	3,446,813	46,940	46,940
CBOT 2-Year U.S. Treasury Note Contracts (United States)	181	Mar 2025	37,305,797	89,420	89,420
CBOT 5-Year U.S. Treasury Note Contracts (United States)	95	Mar 2025	10,222,148	83,738	83,738

TOTAL PURCHASED					220,098

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	20	Mar 2025	2,390,000	(62,671)	(62,671)

TOTAL FUTURES CONTRACTS					157,427
The notional amount of futures purchased as a percentage of Net Assets is 25.9%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $75,102,728.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2027	13,815,000	323,737	0	323,737
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2031	1,858,000	73,878	0	73,878
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2034	989,000	46,566	0	46,566
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2044	559,000	38,487	0	38,487
TOTAL INTEREST RATE SWAPS							482,668	0	482,668

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $18,595,500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $510,328.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $366,390.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,364,372 or 1.2% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	6,797,430	92,766,853	86,743,707	344,258	67	-	12,820,643	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	15,906,808	96,883,077	101,216,059	4,109	-	-	11,573,826	0.0%
Total	22,704,238	189,649,930	187,959,766	348,367	67	-	24,394,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	141,414,345	-	141,414,345	-

U.S. Government Agency - Mortgage Securities	11,566,318	-	11,566,318	-

Collateralized Mortgage Obligations	8,592,959	-	8,592,959	-

Commercial Mortgage Securities	27,652,583	-	27,652,583	-

Money Market Funds	24,394,469	24,394,469	-	-

Purchased Swaptions	318,576	-	318,576	-
Total Investments in Securities:	213,939,250	24,394,469	189,544,781	-
Derivative Instruments: Assets
Futures Contracts	220,098	220,098	-	-
Swaps	482,668	-	482,668	-
Total Assets	702,766	220,098	482,668	-
Liabilities
Futures Contracts	(62,671)	(62,671)	-	-
Total Liabilities	(62,671)	(62,671)	-	-
Total Derivative Instruments:	640,095	157,427	482,668	-
Other Financial Instruments:
TBA Sale Commitments	(3,084,961)	-	(3,084,961)	-
Total Other Financial Instruments:	(3,084,961)	-	(3,084,961)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	220,098	(62,671)
Purchased Swaptions (b)	318,576	0
Swaps (c)	482,668	0
Total Interest Rate Risk	1,021,342	(62,671)
Total Value of Derivatives	1,021,342	(62,671)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $11,317,020) - See accompanying schedule:
Unaffiliated issuers (cost $190,499,517)	$189,544,781
Fidelity Central Funds (cost $24,394,468)	24,394,469

Total Investment in Securities (cost $214,893,985)		$213,939,250
Cash		387,966
Receivable for investments sold		147,981
Receivable for TBA sale commitments		3,037,346
Receivable for fund shares sold		119,753
Interest receivable		1,240,040
Distributions receivable from Fidelity Central Funds		40,970
Receivable for daily variation margin on futures contracts		30,490
Total assets		218,943,796
Liabilities
Payable for investments purchased
Regular delivery	$881,151
Delayed delivery	6,173,105
TBA sale commitments, at value	3,084,961
Payable for fund shares redeemed	184,736
Distributions payable	35,706
Accrued management fee	35,877
Payable for daily variation margin on centrally cleared swaps	28,328
Other affiliated payables	17,939
Collateral on securities loaned	11,573,826
Total liabilities		22,015,629
Net Assets		$196,928,167
Net Assets consist of:
Paid in capital		$218,219,760
Total accumulated earnings (loss)		(21,291,593)
Net Assets		$196,928,167
Net Asset Value, offering price and redemption price per share ($196,928,167 ÷ 20,461,358 shares)		$9.62
Statement of Operations
Year ended November 30, 2024
Investment Income
Interest		$7,347,868
Income from Fidelity Central Funds (including $4,109 from security lending)		348,367
Total income		7,696,235
Expenses
Management fee	$469,234
Transfer agent fees	234,617
Independent trustees' fees and expenses	637
Total expenses before reductions	704,488
Expense reductions	(1,173)
Total expenses after reductions		703,315
Net Investment income (loss)		6,992,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,939,979)
Fidelity Central Funds	67
Futures contracts	(662,061)
Swaps	(698,631)
Total net realized gain (loss)		(3,300,604)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,712,443
Futures contracts	(87,109)
Swaps	897,818
TBA Sale commitments	36,553
Total change in net unrealized appreciation (depreciation)		7,559,705
Net gain (loss)		4,259,101
Net increase (decrease) in net assets resulting from operations		$11,252,021
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,992,920	$5,797,751
Net realized gain (loss)	(3,300,604)	(5,937,936)
Change in net unrealized appreciation (depreciation)	7,559,705	6,220,442
Net increase (decrease) in net assets resulting from operations	11,252,021	6,080,257
Distributions to shareholders	(6,443,085)	(5,584,521)

Share transactions
Proceeds from sales of shares	57,180,487	51,594,571
Reinvestment of distributions	6,030,528	5,203,073
Cost of shares redeemed	(112,895,845)	(105,004,970)

Net increase (decrease) in net assets resulting from share transactions	(49,684,830)	(48,207,326)
Total increase (decrease) in net assets	(44,875,894)	(47,711,590)

Net Assets
Beginning of period	241,804,061	289,515,651
End of period	$196,928,167	$241,804,061

Other Information
Shares
Sold	5,991,058	5,479,582
Issued in reinvestment of distributions	631,353	553,397
Redeemed	(11,812,761)	(11,185,025)
Net increase (decrease)	(5,190,350)	(5,152,046)

Financial Highlights
Fidelity® Limited Term Government Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.40	$10.12	$10.33	$10.05
Income from Investment Operations
Net investment income (loss) A,B	.285	.204	.077	.052	.108
Net realized and unrealized gain (loss)	.167	.023	(.720)	(.179)	.279
Total from investment operations	.452	.227	(.643)	(.127)	.387
Distributions from net investment income	(.262)	(.197)	(.077)	(.049)	(.107)
Distributions from net realized gain	-	-	-	(.034)	-
Total distributions	(.262)	(.197)	(.077)	(.083)	(.107)
Net asset value, end of period	$9.62	$9.43	$9.40	$10.12	$10.33
Total Return C	4.85%	2.44%	(6.37)%	(1.24)%	3.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.35%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30%	.35%	.45%	.45%	.45%
Expenses net of all reductions	.30%	.35%	.45%	.45%	.45%
Net investment income (loss)	2.98%	2.16%	.79%	.51%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$196,928	$241,804	$289,516	$386,808	$515,479
Portfolio turnover rate F	75%	149%	132%	91%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,699,017
Gross unrealized depreciation	(1,552,730)
Net unrealized appreciation (depreciation)	$146,287
Tax Cost	$214,167,064

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$470,603
Capital loss carryforward	$(21,905,888)
Net unrealized appreciation (depreciation) on securities and other investments	$143,692

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,867,478)
Long-term	(13,038,410)
Total capital loss carryforward	$(21,905,888)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$6,443,085	$5,584,521

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Government Fund
Interest Rate Risk
Futures Contracts	(662,061)	(87,109)
Purchased Options	(2,462)	(29,080)
Swaps	(698,631)	897,818
Total Interest Rate Risk	(1,363,154)	781,629
Totals	(1,363,154)	781,629

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Government Fund	48,238,711	42,495,775
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except transfer agent fees, the compensation of the independent Trustees, and certain other expenses such as taxes.

In addition, under the expense contract, the investment adviser pays all other expenses as necessary, except the compensation of the independent Trustees, and certain other expenses such as taxes, so that total expenses do not exceed .35% of average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Limited Term Government Fund	428	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,173.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series IV and Shareholders of Fidelity Limited Term Government Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Government Fund (the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 68.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,533,287 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $6,443,085 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Government Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.

Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund oblige FMR to pay all class-level expenses of the fund to limit the total annual operating expenses (excluding taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) to 0.35%. This arrangement may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of the fund. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.968335.111
ISG-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025